Intangible assets - Schedule of Movement In Intangible Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	£ 95,562	£ 129,075
Differences on exchange	990	(5,685)
Reallocations	0	6
Amortisation charge	(1,772)	(357)
Impairment	(694)	(27,614)
Net book value at 31 December	94,276	95,562
– internal development
Disclosure Of Intangible Assets [Line Items]
– internal development	80	75
– separately acquired
Disclosure Of Intangible Assets [Line Items]
– separately acquired	110	62
Cost
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	126,387	133,474
Net book value at 31 December	127,910	126,387
Accumulated amortisation and impairment
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	(30,825)	(4,399)
Net book value at 31 December	(33,634)	(30,825)
Trademarks and similar intangibles
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	54,001	80,603
Differences on exchange	915	(3,431)
Reallocations	0	2
Amortisation charge	(1,652)	(237)
Impairment	(646)	(22,995)
Net book value at 31 December	52,713	54,001
Trademarks and similar intangibles | – internal development
Disclosure Of Intangible Assets [Line Items]
– internal development	0	0
Trademarks and similar intangibles | – separately acquired
Disclosure Of Intangible Assets [Line Items]
– separately acquired	95	59
Trademarks and similar intangibles | Cost
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	78,848	83,454
Net book value at 31 December	80,277	78,848
Trademarks and similar intangibles | Accumulated amortisation and impairment
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	(24,847)	(2,851)
Net book value at 31 December	(27,564)	(24,847)
Goodwill
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	41,091	47,956
Differences on exchange	77	(2,251)
Reallocations	0	0
Impairment	(39)	(4,614)
Net book value at 31 December	41,129	41,091
Goodwill | – internal development
Disclosure Of Intangible Assets [Line Items]
– internal development	0	0
Goodwill | – separately acquired
Disclosure Of Intangible Assets [Line Items]
– separately acquired	0	0
Goodwill | Cost
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	46,021	48,488
Net book value at 31 December	46,169	46,021
Goodwill | Accumulated amortisation and impairment
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	(4,930)	(532)
Net book value at 31 December	(5,040)	(4,930)
Computer software
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	360	374
Differences on exchange	(1)	(4)
Reallocations	40	115
Amortisation charge	(120)	(120)
Impairment	(9)	(5)
Net book value at 31 December	270	360
Computer software | – internal development
Disclosure Of Intangible Assets [Line Items]
– internal development	0	0
Computer software | – separately acquired
Disclosure Of Intangible Assets [Line Items]
– separately acquired	0	0
Computer software | Cost
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	1,408	1,379
Net book value at 31 December	1,299	1,408
Computer software | Accumulated amortisation and impairment
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	(1,048)	(1,005)
Net book value at 31 December	(1,029)	(1,048)
Assets in the course of development
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	110	142
Differences on exchange	(1)	1
Reallocations	(40)	(111)
Amortisation charge	0	0
Impairment	0	0
Net book value at 31 December	164	110
Assets in the course of development | – internal development
Disclosure Of Intangible Assets [Line Items]
– internal development	80	75
Assets in the course of development | – separately acquired
Disclosure Of Intangible Assets [Line Items]
– separately acquired	15	3
Assets in the course of development | Cost
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	110	153
Net book value at 31 December	165	110
Assets in the course of development | Accumulated amortisation and impairment
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	0	(11)
Net book value at 31 December	£ (1)	£ 0